Convertible Preferred Stock Warrants - Assumptions Used to Value Convertible Preferred Stock Warrants (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term (in years)	1 year 1 month 6 days	1 year 6 months
Expected volatility	75.00%	90.00%
Risk-free interest rate	13.00%	0.21%
Dividend yield	0.00%	0.00%
Scenario, Previously Reported [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.13%